REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of American Century ETF Trust:
In planning and performing our audits of the financial statements of American Century ETF Trust (the “Trust”), including American Century California Municipal Bond ETF, American Century Diversified Corporate Bond ETF, American Century Diversified Municipal Bond ETF, American Century Emerging Markets Bond ETF, American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF, American Century Low Volatility ETF, American Century Mid Cap Growth Impact ETF, American Century Multisector Floating Income ETF, American Century Multisector Income ETF, American Century Quality Convertible Securities ETF, American Century Quality Diversified International ETF, American Century Quality Preferred ETF, American Century Select High Yield ETF, American Century Short Duration Strategic Income ETF, American Century Sustainable Equity ETF, American Century Sustainable Growth ETF, American Century U.S. Quality Growth ETF, American Century U.S. Quality Value ETF, Avantis® All Equity Markets ETF, Avantis® All Equity Markets Value ETF, Avantis® All International Markets Equity ETF, Avantis® All International Markets Value ETF, Avantis® Core Fixed Income ETF, Avantis® Core Fixed Income Fund, Avantis® Core Municipal Fixed Income ETF, Avantis® Emerging Markets Equity ETF, Avantis® Emerging Markets Equity Fund, Avantis® Emerging Markets ex-China ETF, Avantis® Emerging Markets Small Cap Equity ETF, Avantis® Emerging Markets Value ETF, Avantis® Inflation Focused Equity ETF, Avantis® International Equity ETF, Avantis® International Equity Fund, Avantis® International Large Cap Value ETF, Avantis® International Small Cap Equity ETF, Avantis® International Small Cap Value ETF, Avantis® International Small Cap Value Fund, Avantis® Moderate Allocation ETF, Avantis® Real Estate ETF, Avantis® Responsible Emerging Markets Equity ETF, Avantis® Responsible International Equity ETF, Avantis® Responsible U.S. Equity ETF, Avantis® Short-Term Fixed Income ETF, Avantis® Short-Term Fixed Income Fund, Avantis® U.S. Equity ETF, Avantis® U.S. Equity Fund, Avantis® U.S. Large Cap Equity ETF, Avantis® U.S. Large Cap Value ETF, Avantis® U.S. Large Cap Value Fund, Avantis® U.S. Mid Cap Equity ETF, Avantis® U.S. Mid Cap Value ETF, Avantis® U.S. Small Cap Equity ETF, Avantis® U.S. Small Cap Equity Fund, Avantis® U.S. Small Cap Value ETF, and Avantis® U.S. Small Cap Value Fund, as of and for the year or period ended August 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A trust’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A trust’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in accordance with authorizations of management and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a trust’s assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the trust’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of August 31, 2024.
This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024